Consolidated statement of changes in equity - USD ($) $ in Millions	Total	Equity attributable to owners of the Company	Share capital	Share premium	Accumulated losses	Other reserve	Share-based payment reserve	Foreign currency translation reserve	Non- controlling interests
Beginning balance at Dec. 31, 2022	$ 6,657	$ 6,603		$ 22,278	$ (16,277)	$ 153	$ 516	$ (67)	$ 54
Total comprehensive loss for the year
Profit for the year	(485)	(434)			(434)				(51)
Other comprehensive income
Exchange differences on translation of foreign operations	7	(1)						(1)	8
Defined benefit plan remeasurements	2	2			2
Debt investments and put liabilities at FVOCI – net change in fair value	(24)	(15)				(15)			(9)
Other comprehensive income/ (loss) for the year, net of tax	(15)	(14)	$ 0	0	2	(15)	0	(1)	(1)
Total comprehensive income/ (loss) for the year	(500)	(448)	0	0	(432)	(15)	0	(1)	(52)
Contributions by owners
Share options exercised/restricted stock units vested	24	24		370			(346)
Share-based payment	304	304					304
Total contributions by owners	328	328		370	0	0	(42)	0	0
Changes in ownership interests in subsidiaries
Changes in non-controlling interests without a loss of control	(17)	(34)		21	(55)				17
Total changes in ownership interests in subsidiaries	(17)	(34)		21	(55)	0	0	0	17
Total transactions with owners	311	294		391	(55)	0	(42)	0	17
Ending balance at Dec. 31, 2023	6,468	6,449		22,669	(16,764)	138	474	(68)	19
Total comprehensive loss for the year
Profit for the year	(158)	(105)			(105)				(53)
Other comprehensive income
Exchange differences on translation of foreign operations	(2)	(8)						(8)	6
Debt investments and put liabilities at FVOCI – net change in fair value	(19)	(13)			1	(14)			(6)
Other comprehensive income/ (loss) for the year, net of tax	(21)	(21)	0	0	1	(14)	0	(8)	0
Total comprehensive income/ (loss) for the year	(179)	(126)	0	0	(104)	(14)	0	(8)	(53)
Contributions by owners
Share options exercised/restricted stock units vested	25	25		394			(369)
Share-based payment	287	287					287
Repurchase and retirement of ordinary shares	(226)	(226)			(226)
Total contributions by owners	86	86	0	394	(226)	0	(82)	0	0
Changes in ownership interests in subsidiaries
Changes in non-controlling interests without a loss of control	(24)	(10)		486	(253)	(243)			(14)
Total changes in ownership interests in subsidiaries	(24)	(10)		486	(253)	(243)	0	0	(14)
Total transactions with owners	62	76		880	(479)	(243)	(82)	0	(14)
Ending balance at Dec. 31, 2024	6,351	6,399		23,549	(17,347)	(119)	392	(76)	(48)
Total comprehensive loss for the year
Profit for the year	200	268			268				(68)
Other comprehensive income
Exchange differences on translation of foreign operations	111	97						97	14
Debt investments and put liabilities at FVOCI – net change in fair value	9	5				5			4
Other comprehensive income/ (loss) for the year, net of tax	120	102	0	0		5	0	97	18
Total comprehensive income/ (loss) for the year	320	370	$ 0	0	268	5	0	97	(50)
Contributions by owners
Increase (decrease) through acquisition of subsidiary, equity	(9)	(16)				(16)			7
Share options exercised/restricted stock units vested	23	21		312			(291)		2
Share-based payment	249	249					249
Repurchase and retirement of ordinary shares	(274)	(274)			(274)
Total contributions by owners	(11)	(20)		312	(274)	(16)	(42)	0	9
Changes in ownership interests in subsidiaries
Changes in non-controlling interests without a loss of control	97	(21)		0	(117)	96			118
Total changes in ownership interests in subsidiaries	97	(21)		0	(117)	96	0	0	118
Total transactions with owners	86	(41)		312	(391)	80	(42)	0	127
Ending balance at Dec. 31, 2025	$ 6,757	$ 6,728		$ 23,861	$ (17,470)	$ (34)	$ 350	$ 21	$ 29